Shareholders' Equity - Schedule of Company’s Options Activity (Details) - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Weighted Average Exercise Prices Share Options [Abstract]
Number of options, Grants (in Shares)		155,000
Weighted average exercise price, Grants		$ 2.11
Weighted average remaining contractual terms, Grants		10 years
Weighted average of the grant date fair value, Grants		$ 0
Number of options, expired		68
Weighted average exercise price, expired		$ 4,479
Weighted average remaining contractual terms, expired
Number of options, Ending (in Shares)	49,533	204,465
Weighted average exercise price, Ending	$ 87.31	$ 23.1
Weighted average remaining contractual terms	6 years 7 months 6 days	9 years
Aggregate intrinsic value, Ending (in Dollars)
Weighted average of the grant date fair value, Ending
Number of options, Vested and expected to vest (in Shares)		204,465
Weighted average exercise price, Vested and expected to vest		$ 23.1
Weighted average remaining contractual terms, Vested and expected to vest		9 years
Aggregate intrinsic value, Vested and expected to vest (in Dollars)
Weighted average of the grant date fair value, Vested and expected to vest
Number of options, Exercisable (in Shares)		35,104
Weighted average exercise price, Exercisable		$ 111.13
Weighted average remaining contractual terms, Exercisable		6 years 8 months 12 days
Aggregate intrinsic value, Exercisable (in Dollars)
Weighted average of the grant date fair value, Exercisable